Statement of Cash Flows in the Consolidated Group - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Operating activities
Operating profit	[1]	kr 1,491		kr 2,121		kr 1,568
Adjustments for non-cash items in operating profit		1,053		542		1,259
of which provision for credit losses, net		429		93		585
of which depreciation and impairment of non-financial assets		64		84		88
of which exchange-rate differences		(6)		9		(1)
of which unrealized changes in fair value		(21)		(346)		(54)
of which other	[2]	587		702		641
Income tax paid		(606)		(601)		(528)
Increase (-)/decrease (+) in lending		(5,664)		20,058		(13,785)
Increase (-)/decrease (+) in bonds and securities held		(3,557)		(2,001)		17,404
Other changes in assets and liabilities - net	[3]	(592)		(41)		(74)
Cash flow from operating activities		(7,875)		20,078		5,844
Investing activities
Investments		(45)		(17)		(26)
Cash flow from investing activities		(45)		(17)		(26)
Financing activities
Senior debt		143,623		120,899		167,282
Repayment of debt		(116,956)		(130,020)		(165,249)
Repurchase and early redemption of own long-term debt		(7,123)		(8,636)		(10,933)
Derivatives		(7,249)		(660)		2,868
Dividend paid		(1,673)		(248)		0
Payment of lease liability		(29)		(28)		(28)
Cash flow from financing activities		10,593		(18,693)		(6,060)
Net cash flow for the period sum		2,673		1,368		(242)
Cash and cash equivalents at beginning of the year		5,219	[4]	3,482	[4]	4,060
of which cash at banks		122		186		672
of which cash equivalents		7,137		5,033		2,810
Net cash flow for the period		2,673		1,368		(242)
Exchange-rate differences on cash and cash equivalents		(633)		369		(336)
Cash and cash equivalents at end of year	[4]	7,259		5,219		3,482
of which cash at banks		122		186		672
of which cash equivalents		kr 7,137		kr 5,033		kr 2,810

[1]

1 Interest payments received and expenses paid
Interest payments received	14,493	19,157	15,621
Interest expenses paid	11,635	15,869	12,313

[2]	2 Of which other includes accrued interest, taxes not paid and changes in other comprehensive income.
[3]	4 Reported on a net basis in line with IAS 7 because it relates to cash receipts/payments for items in which the turnover is either quick, the amounts are large, and/or the maturities are short.
[4]
3 Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.